UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6802

Date of fiscal year end: 8/31

Date of reporting period: 07/01/2014-6/30/2015

Item 1. Proxy Voting Record.

Name of Fund:		Hilton Yield Plus Fund
Period:		July 1, 2014 to June 30, 2015

Company Name	Meeting Date	CUSIP	Ticker

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

Effective at the close of business on December 5, 2014, the Hilton Yield Plus Fund, a series of Managed Portfolio Series (the Predecessor Fund), reorganized into the Direxion Hilton Tactical Income Fund, a series of the Direxion Funds.  The proxy voting records for the Hilton Yield Plus Fund for the period July 1, 2014 through December 5, 2014, were included in the Form N-PX for the period July 1, 2014 through June 30, 2015 for the Direxon Funds as Direxion Hilton Tactical Income Fund.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)   /s/ James R. Arnold
                                             James R. Arnold, President
                                             (Principal Executive Officer)

Date  December 10, 2015